Financial risk management	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Financial risk management	Financial risk management
4.1Financial risk factors
The Group’s activities are exposed to a variety of financial risks: market risk (including changes in the Company’s share price, exposure to fluctuation in currency exchange rates and exposure to interest rate movements), credit risk and liquidity risk.
The unaudited condensed consolidated interim financial statements do not include all financial risk management information and disclosures required in the annual financial statements, and should be read in conjunction with the Group’s consolidated financial statements as of December 31, 2021. In relation to the royalty purchase agreement with entities managed by Healthcare Royalty Management, LLC ("HCR"), the Company is obligated to pay interest in the form of royalties in connection with certain net sales and licensing revenue. As the effective interest rate on the deferred royalty obligation does not depend on market performance, the exposure to interest rate and market risk is deemed low. See note 16, “Deferred royalty obligations” for further information. There have been no material changes in financial risk management since year-end.
4.2Fair value estimation
At June 30, 2022, the carrying amount is a reasonable approximation of fair value for the following financial assets and liabilities:
•Cash and cash equivalents
•Trade accounts receivable
•Trade accounts payable
In the six months ended June 30, 2022, there were no significant changes in the business or economic circumstances that affected the fair value of the Group’s financial assets and financial liabilities.
Fair values must be estimated at each grant date with regard to awards under the ADC Therapeutics SA 2019 Equity Incentive Plan (the “Equity Incentive Plan 2019”) and with regard to the convertible loan conversion option derivative related to the first tranche and second tranche of the convertible loans. The approach to valuation follows the grant date fair value principle, and the key input factors are described for the share-based compensation awards in note 15, “Share-based compensation” and for the convertible loan derivatives in note 14, “Convertible loans”. Commonly accepted pricing models (Hull and Goldman Sachs) have been used to calculate the fair value of the convertible loan derivatives. The valuation of the embedded derivative in the first tranche and second tranche are classified as pertaining to level 3 of the valuation hierarchy set out below.
The different levels of the valuation hierarchy have been defined as follows:
(a)Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
(b)Level 2: inputs other than quoted prices that are observable for the asset or liability, either directly (for example, as prices) or indirectly (for example, derived from prices);
(c)Level 3: inputs for the asset or liability that are not based on observable market data.
There were no transfers between the respective levels during the period.
The embedded derivative conversion feature associated with the first and second tranche of the Company’s convertible loans (see note 14, “Convertible loans”) are re-measured to fair value at each reporting date. The Company utilizes a risk free rate, an implied bond yield and a selected volatility in determining the fair value of its embedded derivatives.
A hypothetical 10% increase (decrease) in the risk-free rate as of June 30, 2022 would have increased (decreased) the derivative value associated with the first tranche of our convertible loans by KUSD 30 and (KUSD 29). A hypothetical 10% increase (decrease) in the implied bond yield as of June 30, 2022 would have increased (decreased) the derivative value associated with the first tranche of our convertible loans by KUSD 79 and (KUSD 18). A hypothetical 10% increase (decrease) in the selected volatility as of June 30, 2022 would have increased (decreased) the derivative value associated with the first tranche of our convertible loans by KUSD 1,254 and (KUSD 1,105).
A hypothetical 10% increase (decrease) in the risk-free rate as of June 30, 2022 would have decreased the derivative value associated with the second tranche of our convertible loans by KUSD 18 and KUSD 22. A hypothetical 10% increase (decrease) in the implied bond yield as of June 30, 2022 would have decreased the derivative value associated with the second tranche of our convertible loans by KUSD 8 and KUSD 36. A hypothetical 10% increase (decrease) in the selected volatility as of June 30, 2022 would have increased (decreased) the derivative value associated with the second tranche of our convertible loans by KUSD 671 and (KUSD 803).